UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Attara Capital LP

Address:   767 Fifth Avenue, 12th Floor
           New York, NY 10153


Form 13F File Number: 028-13752


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David M. Slager
Title:  Founder and Chairman
Phone:  212-256-8419

Signature,  Place,  and  Date  of  Signing:

/s/ David M. Slager                New York, NY                       5/13/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              48

Form 13F Information Table Value Total:  $      905,783
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
BARCLAYS PLC                 ADR              06738E204    8,489    467,994 SH  X    SOLE       NONE        467,994      0    0
CAPLEASE INC                 COM              140288101    1,793    327,116 SH  X    SOLE       NONE        327,116      0    0
CBL & ASSOC PPTYS INC        COM              124830100    5,748    329,969 SH  X    SOLE       NONE        329,969      0    0
CITIGROUP INC                COM              172967101    1,783    403,400 SH  X    SOLE       NONE        403,400      0    0
CITIGROUP INC                UNIT 99/99/9999  172967416   31,048    245,435 SH  X    SOLE       NONE        245,435      0    0
COMMONWEALTH REIT            COM SH BEN INT   203233101    4,895    188,491 SH  X    SOLE       NONE        188,491      0    0
FOREST CITY ENTERPRISES INC  CL A             345550107   13,433    713,363 SH  X    SOLE       NONE        713,363      0    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857   28,516    513,335 SH  X    SOLE       NONE        513,335      0    0
GFI GROUP INC                COM              361652209    1,019    202,966 SH  X    SOLE       NONE        202,966      0    0
GLIMCHER RLTY TR             SH BEN INT       379302102    1,915    207,045 SH  X    SOLE       NONE        207,045      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104  158,981  1,002,400 SH  CALL SOLE       NONE      1,002,400      0    0
GRAFTECH INTL LTD            COM              384313102    2,013     97,600 SH  X    SOLE       NONE         97,600      0    0
HEWLETT PACKARD CO           COM              428236103   45,593  1,112,837 SH  X    SOLE       NONE      1,112,837      0    0
ISHARES TR                   DJ US REAL EST   464287739    2,937     49,448 SH  X    SOLE       NONE         49,448      0    0
ISTAR FINL INC               COM              45031U101    5,779    629,558 SH  X    SOLE       NONE        629,558      0    0
JPMORGAN CHASE & CO          COM              46625H100      341      7,400 SH  X    SOLE       NONE          7,400      0    0
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114      434     25,882 SH  X    SOLE       NONE         25,882      0    0
LAS VEGAS SANDS CORP         COM              517834107   14,211    336,600 SH  X    SOLE       NONE        336,600      0    0
LENDER PROCESSING SVCS INC   COM              52602E102    4,225    131,240 SH  X    SOLE       NONE        131,240      0    0
LEXINGTON REALTY TRUST       COM              529043101    4,609    492,984 SH  X    SOLE       NONE        492,984      0    0
MASTERCARD INC               CL A             57636Q104   11,529     45,800 SH  CALL SOLE       NONE         45,800      0    0
MASTERCARD INC               CL A             57636Q104   76,355    303,334 SH  X    SOLE       NONE        303,334      0    0
MBIA INC                     COM              55262C100   16,650  1,658,410 SH  X    SOLE       NONE      1,658,410      0    0
MECHEL OAO                   SPON ADR PFD     583840509    7,548    691,844 SH  X    SOLE       NONE        691,844      0    0
MGIC INVT CORP WIS           COM              552848103   10,810  1,216,012 SH  X    SOLE       NONE      1,216,012      0    0
MGM RESORTS INTERNATIONAL    COM              552953101    4,450    338,405 SH  X    SOLE       NONE        338,405      0    0
NATIONAL FINL PARTNERS CORP  COM              63607P208   22,299  1,511,804 SH  X    SOLE       NONE      1,511,804      0    0
NORTHSTAR RLTY FIN CORP      COM              66704R100    1,981    370,187 SH  X    SOLE       NONE        370,187      0    0
NYSE EURONEXT                COM              629491101   44,714  1,271,360 SH  X    SOLE       NONE      1,271,360      0    0
ORACLE CORP                  COM              68389X105   15,740    471,680 SH  X    SOLE       NONE        471,680      0    0
OWENS ILL INC                COM NEW          690768403   23,936    792,848 SH  X    SOLE       NONE        792,848      0    0
PENNSYLVANIA RL ESTATE INVT  SH BEN INT       709102107    2,995    209,906 SH  X    SOLE       NONE        209,906      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408   16,172    400,000 SH  CALL SOLE       NONE        400,000      0    0
PFIZER INC                   COM              717081103   34,169  1,682,355 SH  X    SOLE       NONE      1,682,355      0    0
PHOENIX COS INC NEW          COM              71902E109    5,892  2,166,096 SH  X    SOLE       NONE      2,166,096      0    0
RADIAN GROUP INC             COM              750236101   21,589  3,170,124 SH  X    SOLE       NONE      3,170,124      0    0
RIO TINTO PLC                SPONSORED ADR    767204100    5,519     77,600 SH  X    SOLE       NONE         77,600      0    0
SPIRIT AEROSYSTEMS HLDGS INC COM CL A         848574109    4,168    162,358 SH  X    SOLE       NONE        162,358      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100    9,463  2,039,400 SH  CALL SOLE       NONE      2,039,400      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100   55,578 11,978,090 SH  X    SOLE       NONE     11,978,090      0    0
TESORO CORP                  CPM              881609101   10,394    387,413 SH  X    SOLE       NONE        387,413      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209    3,815     76,036 SH  X    SOLE       NONE         76,036      0    0
U S G CORP                   COM NEW          903293405    5,481    329,004 SH  X    SOLE       NONE        329,004      0    0
VALE S A                     ADR              91912E105    5,525    165,665 SH  X    SOLE       NONE        165,665      0    0
VALE S A                     ADR REPSTG PFD   91912E204    1,659     56,200 SH  X    SOLE       NONE         56,200      0    0
VALERO ENERGY CORP NEW       COM              91913Y100   30,100  1,009,388 SH  X    SOLE       NONE      1,009,388      0    0
VISA INC                     COM CL A         92826C839   24,589    334,000 SH  CALL SOLE       NONE        334,000      0    0
VISA INC                     COM CL A         92826C839   94,901  1,289,069 SH  X    SOLE       NONE      1,289,069      0    0
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